Warrant Liabilities (Details 1) (Warrant [Member], USD $)	12 Months Ended
Dec. 31, 2013
Warrant [Member]
Summary of fair value measurements using significant unobservable inputs (Level 3)
Initial Measurement June 25, 2013	$ 4,827,788
Decrease from Warrants Exercised in 2013	(201,311)
Increase in Fair Value	3,654,770
Balances for liability	$ 8,281,247